Other Gains And Charges (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 24, 2015	Mar. 25, 2015	Dec. 24, 2014	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Restructuring Cost and Reserve [Line Items]
Restaurant impairment charges	$ 6,700	$ 3,400	$ 500		$ 1,500		$ 700	$ 10,651	$ 2,255	$ 4,502
Impairment of investment								1,000	0	0
Restaurant closure charges								3,780	1,736	3,413
Severance and other benefits	900		200	$ 2,200	900		300	3,304	1,182	2,140
Proceeds from Legal Settlements	1,200		2,000			$ 8,600
Litigation reserves							$ 5,800	0	0	39,500
(Gain) loss on the sale of assets, net		1,100	1,800					(2,858)	1,093	(608)
Acquisition costs		$ 100		$ 600	$ 1,100			700	$ 1,100	$ 0
Expenses related to a bankrupt franchisee	$ 200		$ 1,200					1,400
Professional Fees								$ 1,200